Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments
December 31, 2023 (Unaudited)

Investments - 119.94%†	Interest rate	Maturity Date	Investment Type	Acquistion Date	Cost	Fair Value
Direct Investments - 39.98%^
Direct Credit - 9.57%
North America - 8.0%
Consumer Discretionary - 0.25%
Lash OpCo, LLC.[1,2,3] (Principal amount $3,390,107)	Cash 7.00% + LIBOR (1% Floor)[4]	3/18/2026	Senior Debt	12/29/2021	$3,374,666	$3,398,408	#

Containers and Packaging - 0.42%
Arctic Holdco, LLC.[1,3] (Principal amount $5,961,032)	Cash 6.00% + 3M CME Term SOFR (1% Floor)[4]	12/23/2026	Senior Debt	5/7/2021	5,873,402	5,809,662	#

Diversified Financials - 1.33%
AMLRS Holdings, Inc.[1,2] (Principal amount $4,637,464)	Cash 5.75% + LIBOR (1% Floor)[4]	9/21/2026	Senior Debt	9/21/2020	4,596,481	4,545,803	#

BDO USA P.C.[1,6] (Principal amount $6,879,816)	11.35%	8/31/2028	Term Loan	10/2/2023	6,749,196	6,749,200	#

Cerity Partners Equity Holding, LLC.[1,3] (Principal amount $3,982,714)	Cash 6.75% + SOFR[4]	3/29/2030	First Lien, Senior Secured	3/3/2023	3,912,434	3,902,557	#

Kestra, Inc.[1,2,3] (Principal amount $2,998,077)	Cash 7.00% + LIBOR (0.5% Floor)[4]	6/3/2027	Second Lien	12/14/2021	2,953,581	3,028,057	#
Total Diversified Financials						18,225,617

Food Products - 0.34%
Woof Holdings, Inc.[1,6] (Principal amount $4,975,000)	Cash 3.75% + SOFR[4]	12/21/2027	First Lien Term Loan	7/5/2023	4,975,000	4,665,207	#

Health Care - 0.79%
Teal Acquisition Co., Inc.[1] (Principal amount $154,991)	Cash 6.25% + LIBOR (1% Floor)[4]	9/22/2026	Senior Debt	9/21/2020	153,635	150,884	#

TNAA Holdco, LLC.[1,2,3] (Principal amount $5,754,750)	Cash 6.50% + SOFR (1% Floor)[4]	12/16/2026	Senior Debt	12/16/2021	5,675,453	5,524,313	#

United Digestive MSO Parent, LLC.[1,2,3] (Principal amount $7,432,815)	Cash 6.75% + SOFR (1.00% Floor)[4]	3/30/2029	First Lien, Senior Secured	3/30/2023	5,317,815	5,155,622	#
Total Health Care						10,830,819

Industrials - 1.57%
Amentum Government Services Holding LLC.[1,3] (Principal amount $5,000,000)	Cash 7.50% + 3M CME Term SOFR (0.75% Floor)[4]	2/15/2030	Senior Debt	3/7/2022	4,884,373	5,010,500	#

Apex Service Partners LLC.[1,2,6] (Principal amount $7,450,592)	12.39%	10/24/2030	Term Loan	11/7/2023	7,353,875	7,356,164	#

Gannett Fleming, Inc.[1,2,3] (Principal amount $2,970,000)	Cash 6.50% + SOFR (1.00% Floor)[4]	12/20/2028	Unitranche Term Loan	12/19/2022	2,920,192	2,971,188	#

PT Intermediate Holdings III, LLC.[1,2,3] (Principal amount $8,704,721)	Cash 6.5% + SOFR (0.75% Floor)[4]	11/1/2028	First Lien, Senior Secured	3/7/2023	6,064,253	6,182,135	#
Total Industrials						21,519,987

Information Technology - 0.84%
Everberg CIS Holdings, LLC.[1,2,3] (Principal amount $576,596)	Cash 9.78% + LIBOR (1% Floor)[4]	4/14/2026	Senior Secured	4/5/2021	463,539	496,729	#

Everberg SC Holdings III, LLC.[1,2,3] (Principal amount $691,690)	Cash 9.78% + LIBOR (1% Floor)[4]	4/14/2026	Incremental Term Loan	7/6/2022	642,950	651,136	#

Everberg SC Holdings IV, LLC.[1,3] (Principal amount $222,264)	SOFR + 12.00% PIK (1.5% Floor)[4]	N/A	Preferred Equity	7/6/2022	222,264	303,531	#

GI Consilio Parent, LLC.[1,3] (Principal amount $4,500,000)	Cash 7.50% + LIBOR (0.50% Floor)[4]	5/14/2029	Senior Debt	5/20/2021	4,455,000	4,500,000	#

Madison Logic Holdings, Inc.[1,2,3] (Principal amount $3,721,875)	Cash 7.00% + 3M CME Term SOFR (1% Floor)[4]	12/30/2028	Initial Term Loan, Senior Debt	2/22/2023	3,652,161	3,686,517	#

Redstone Holdco 2, L.P.[1,3] (Principal amount $3,000,000)	Cash 7.75% + LIBOR (0.75% Floor)[4]	4/27/2029	Senior Debt	5/20/2021	2,948,351	1,896,000	#
Total Information Technology						11,533,913

Insurance - 0.43%
Alliant Services, Inc.[1] (6,000 Series A Preferred shares)	9.75%	12/8/2028	Preferred Equity	11/6/2020	5,999,497	5,897,400	#

Professional Services - 0.63%
ManTech International Corporation1.2,6 (Principal amount $8,647,204)	Cash 5.75% + SOFR[4]	9/14/2029	Initial Term Loan and Delay Draw term Loan	8/10/2023	8,499,164	8,562,320	#

Software and Services - 0.27%
Career Step, LLC.[1] (2,593,515 shares)	Cash 9.75% + LIBOR (1% Floor)[4]	12/31/2027	Preferred Equity	11/17/2020	2,443,694	2,562,585	#

Packers Software Intermediate Holdings, Inc.[1,2] (843.579 shares, Principal amount $1,302,222)	Cash 7.75% + LIBOR (0.75% Floor)[4]	11/12/2028	Second lien term loan	11/12/2020	1,292,277	1,193,356	#
Total Software and services						3,755,941

Veterinary Services - 1.13%
PetVet Care Centers, LLC.1.2,6 (3000 Series A Preferred shares, Principal amount $12,845,500)	11.36%	11/15/1930	Initial Term Loan	11/15/2023	15,478,325	15,532,278	#
Total North America						109,731,552

Western Europe - 1.57%
Financial Services - 0.92%
AIOF II Galway Co-Invest, L.P.*[1,2,6]		N/A	Limited Partnership Interest	9/29/2023	12,634,255	12,634,255	#

Software Solutions - 0.65%
Finastra USA, Inc.[1,2,6] (Principal amount $9,060,150)	Cash 7.25% + SOFR[4]	9/13/2029	Term Loan and Dollar Revolving Loan	9/13/2023	8,870,186	8,888,040	#
Total Western Europe						21,522,295
Total Direct Credit					132,406,019	131,253,847

	Investment Type	Acquistion Date	Cost	Fair Value
Direct Equity - 30.41%
Asia - 1.03%
Health Care - 1.03%
Celestial Key Group, Ltd.*[1,3,5] (500 Class A shares)	Limited Partnership Interest	11/26/2021	27,206	-
Indigo, L.P.*[1,3,5]	Limited Partnership Interest	6/18/2021	4,400,000	14,144,385	#
Total Health Care				14,144,385
Total Asia				14,144,385

North America - 22.54%
Construction - 1.06%
GridSource Holcings, LLC.*[1,5,6] (1000 Units)	Preferred Units	6/8/2023	12,000,000	14,478,115	#

Consumer Discretionary - 2.55%
CL DAL Opportunities Feeder, L.P.*[1,5]	Limited Partnership Interest	9/9/2020	3	667,179
LUV Car Wash Holdings LLC.*[1,3,5]	Limited Partnership Interest	3/2/2022	13,972,472	14,795,778	#
MiddleGround Checker Co-Invest Partners L.P.*[1,2,3,5]	Limited Partnership Interest	1/31/2022	9,673,368	8,910,855	#
RC V RW Investor-B, LLC*[1,5]	Limited Partnership Interest	10/23/2020	6,735,406	10,575,895	#
Total Consumer Discretionary				34,949,707

Distribution Services - 3.07%
MiddleGround Carbon CV, L.P.*[1,5,6]	Limited Partnership Interest	11/15/2023	25,618,281	25,618,281	#
V-Co-Invest II, L.P.*[1,5,6]	Limited Partnership Interest	6/30/2023	17,138,537	16,423,897	#
Total Distribution Services				42,042,178

Diversified Financials - 0.19%
AMLRS Equity Investors, L.P.*[1,5]	Limited Partnership Interest	9/21/2020	1,413,356	2,644,686	#
LEP PCS Co-Invest, L.P.*[1,2,5]	Limited Partnership Interest	11/20/2023	-	-	#
Total Diversified Financials				2,644,686

Financial Servies - 1.46%
TSOII ProjectSun InvestmentAggregator, L.P.*[1,5,6]	Limited Partnership Interest	12/29/2023	20,008,712	20,008,712	#

Health Care - 1.8%
CCBlue Limited Partnership*[1,3,5,7]	Limited Partnership Interest	5/24/2022	7,744,317	3,780,988	#
Holiday Buyer, LLC.*[1,2,3,5]	Limited Partnership Interest	2/7/2023	6,452,427	6,404,718	#
NEA BH SPV II, L.P.*[1,5,6]	Limited Partnership Interest	9/2/2020	5,013,224	70,066
Sylvester 2023, L.P.*[1,5]	Limited Partnership Interest	12/18/2023	10,000,000	10,000,000	#
Teal Parent Holdings, L.P.*[1,5]	Limited Partnership Interest	9/21/2020	32,520	7,652	#
TVG-Hero Holdings II, L.P.*[1,2,5]	Limited Partnership Interest	10/23/2020	2,257,480	4,404,738	#
Total Health Care				24,668,162

Industrial Services - 5.81%
Bad Boy Mowers JV Investments, L.P.*[1,5,6] (300,000 Class A-1 Units)	Limited Partnership Interest	11/10/2023	30,000,000	30,000,000	#
Einstein 2021, L.P.*[1,3,5]	Limited Partnership Interest	11/18/2021	9,970,053	17,920,694	#
KAWP Holdings, L.P.*[1,5]	Limited Partnership Interest	12/18/2020	9,541,569	20,689,726	#
Oscar Holdings, L.P.*[1,2,3,5]	Limited Partnership Interest	4/27/2022	7,000,000	11,126,043	#
Total Industrial Services				79,736,463

Information Technology - 3.84%
Beantown IVP Co-Invest II, L.P.*[1,3,5]	Preferred Equity	3/8/2023	5,000,000	4,971,085	#
Cinven Arrow, L.P.*[1,5,6,7]	Limited Partnership Interest	6/21/2023	15,883,866	15,582,147	#
Fetch Rewards, Inc.*[1,3,5] (1,066,460 Series E Preferred shares)	Preferred Equity	3/23/2022	4,999,970	6,328,341	#
Follett Acquisition, L.P.*[1,3,5]	Limited Partnership Interest	1/12/2022	8,000,000	10,535,001	#
Ignite Resonate Co-Investors, LLC.*[1,3,5]	Limited Partnership Interest	7/27/2022	8,000,000	8,795,894	#
T-VIII Skopima Co-Invest, L.P.*[1,2,3,5]	Limited Partnership Interest	5/7/2021	526,015	1,016,538	#
Thrive Capital Partners VIII Growth-B, LLC.*[1,3,5]	Preferred Equity	3/17/2023	5,006,042	5,478,779	#
Total Information Technology				52,707,785

Semiconductors and Equipment - 0.85%
THL Fund Investors (Altar), L.P.*[1,2,3,5]	Limited Partnership Interest	1/27/2022	8,527,774	11,701,051	#

Software and Services - 1.91%
Project Brewer*[1,5] (Series A, 11.00%)	Preferred Equity	11/12/2020	908,132	800,109	#

Project Rock Co-Invest Fund, L.P.*[1,5,6]	Limited Partnership Interest	11/9/2023	25,457,834	25,457,834	#
Total Software and Services				26,257,943
Total North America				309,194,802

United Kingdom - 2.62%
Health Care - 0.66%
Panacea Co-Investment, L.P.*[1,5,7]	Limited Partnership Interest	12/21/2020	7,725,535	9,011,474	#

Insurance - 0.9%
Chance Co-Investment, L.P.*[1,5,7]	Limited Partnership Interest	12/21/2020	5,851,989	12,388,844	#

Software and Services - 1.06%
Bowmark Investment Partnership - J, L.P.*[1,5,7]	Limited Partnership Interest	10/15/2020	2,583,473	3,916,504	#
TPG Vardos CI, L.P.*[1,2,5]	Limited Partnership Interest	9/9/2020	6,009,308	10,647,581	#
Total Software and Services				14,564,085

Technology Services - 0.0%
Cloud Co-Investment, L.P.*[1,2,5,7]	Limited Partnership Interest	12/22/2023	-	-	#
Total United Kingdom				35,964,403

Western Europe - 4.22%
Construction - 1.52%
GTCR (C) Investors, L.P.*[1,2,5,6]	Limited Partnership Interest	9/13/2023	20,846,866	20,846,866	#

Diversified Financials - 0.93%
Enak Aggregator, L.P.*[1,3,5,7]	Limited Partnership Interest	1/18/2022	9,652,847	12,800,805	#

Industrials - 1.16%
FSN Capital Unique Co-Investment, L.P.*[1,3,5,7]	Limited Partnership Interest	3/9/2022	11,545,729	15,943,323	#

Information Technology - 0.61%
Sakura Co-Invest Holdings, L.P.*[1,2,3,5,7]	Limited Partnership Interest	5/24/2023	8,205,369	8,292,307	#
Total Western Europe				57,883,301
Total Direct Equity			353,729,680	417,186,891

	Investment Type	Acquistion Date	Cost	Fair Value
Secondary Investments - 44.26%^
Secondary Direct Equity - 0.3%
North America - 0.3%
Growth Equity - 0.3%
Madison Bay - HL, L.P.*[1,2,3,5,6]	Limited Partnership Interest	9/4/2020	2,792,789	4,141,217
Total Secondary Direct Equity			2,792,789	4,141,217

Secondary Funds - 43.96%
Africa - 0.03%
Diversified Financials - 0.03%
Helios Investors II, L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	443,777	445,209

Asia - 1.51%
Agriculture - 0.0%
KKR China Growth Fund, L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	-	41,217

Computer Software and Services - 0.0%
Baring Asia Private Equity Fund IV, L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	9,755	10,631

Consumer Discretionary - 0.15%
L Catterton Asia 3 Continuation Fund Sing, L.P.*[1,2,3,5]	Limited Partnership Interest	6/23/2022	3,600,958	2,078,289

Diversifed Financials - 0.21%
AIF Capital Asia IV, L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	343,544	963,534
CDH Venture Partners II, L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	24,220	221,230
CDH Fund IV, L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	11,162	402,607
Navis Asia Fund V, L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	253,748	829,397
Quadrant Private Equity No. 3, L.P.*[1,5,6,7]	Limited Partnership Interest	11/30/2023	93,770	216,460
TRG Growth Partnership II, L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	-	178,330
Total Diversified Financials				2,811,558

Education - 0.0%
Navis Asia Fund VI, L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	6,948	57,556

Financial Services - 0.23%
Capital Today China Growth Fund, L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	769,079	1,701,967
Dahlia (Mauritius) Limited*[1,2,5,6]	Limited Partnership Interest	9/29/2023	418,157	858,397
Indium IV (Mauritius) Holdings Limited*[1,2,5,6]	Limited Partnership Interest	9/29/2023	3,353	40,508
Primavera Capital (Cayman) Fund I, L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	50,429	318,521
TPG Asia V, L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	-	234,951
Total Financial Services				3,154,344

Health Care - 0.75%
LC Healthcare Continued Fund I, L.P.*[1,2,3,5]	Limited Partnership Interest	5/12/2021	6,815,924	10,245,899

Industrial Manufacturing - 0.06%
Asia Opportunity Fund III, L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	271,636	834,416

Materials - 0.0%
Indium III (Mauritius) Holdings Limited*[1,2,5,6]	Limited Partnership Interest	9/29/2023	2,878	15,223

Real Estate - 0.05%
Baring Asia Private Equity Fund V, L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	72,047	620,219

Technology - 0.06%
IDG-Accel China Capital, L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	637,302	877,350
Total Asia				20,746,702

Caribbean - 0.01%
Diversified Financials - 0.01%
Wind Point Partners IX-B, L.P.*[1,2,5,6]	Limited Partnership Interest	12/29/2023	94,973	109,171
Total Caribbean				109,171

Middle East - 1.24%
Software and Services - 0.6%
Awz Pentera III, LLC*[1,3,5] (15 shares)	Common Stock	12/21/2022	3,030,000	8,211,490

Venture Capital - 0.64%
Pitango Continuation Fund 2021, L.P.*[1,2,3,5]	Limited Partnership Interest	11/9/2021	7,480,000	8,861,662
Total Middle East				17,073,152

North America - 38.84%
Corporate Finance/Buyout - 8.54%
ACON Strategic Partners II-B, L.P.*[1,2,3,5]	Limited Partnership Interest	8/2/2022	6,517,119	20,771,236
Audax Private Equity Fund IV CF, L.P.*[1,2,5]	Limited Partnership Interest	12/23/2020	4,204,401	5,041,760
CLP Select Opportunities, L.P.*[1,2,5]	Limited Partnership Interest	12/10/2020	9,599,321	13,725,522
JZHL Secondary Fund, L.P.*[1,2,5,8]	Limited Partnership Interest	12/4/2020	2,110,282	2,059,133
Kelso Investment Associates IX, L.P.*[1,2,5,9]	Limited Partnership Interest	9/30/2022	19,678,807	30,120,918
KPS Special Situations Fund IV, L.P.*[1,2,5]	Limited Partnership Interest	9/30/2020	1,448,383	1,456,028
Roark Capital Partners CF L.P.*[1,2,3,5]	Limited Partnership Interest	8/26/2022	6,165,165	8,449,808
TorQuest Partners Fund US IV L.P.*[1,2,3,5,7]	Limited Partnership Interest	9/30/2022	17,135,787	10,977,513
Trilantic Capital Partners VI Parallel II (North America), L.P.*[1,2,3,5]	Limited Partnership Interest	12/31/2021	5,927,268	7,554,056
Webster Equity Partners Pinnacle, L.P.*[1,3,5]	Limited Partnership Interest	11/18/2021	10,000,000	15,654,935
Wind Point Partners VIII-B, L.P.*[1,2,5]	Limited Partnership Interest	3/31/2021	1,042,191	1,281,828
Total Corporate Finance/Buyout				117,092,737

Distribution Services - 0.0%
WCM Continuation Fund, L.P.*[1,2,5]	Limited Partnership Interest	12/24/2023	-	-

Diversified Financials - 17.1%
Advent International GPE VIII-C, L.P.*[1,3,5]	Limited Partnership Interest	6/30/2023	21,746,328	26,606,538
AEA Mezzanine Fund III, L.P.*[1,2,5,9]	Limited Partnership Interest	7/3/2023	-	119,612
AEA Mezzanine Fund IV, L.P.*[1,2,5,9]	Limited Partnership Interest	7/3/2023	3,602,296	4,157,304
Arrowhead Capital Fund III, L.P.*[1,2,5,9]	Limited Partnership Interest	6/30/2023	3,893,258	4,944,268
Blackstone Tactical Opportunites Fund II, L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	2,938,985	4,115,819
Blackstone Tactical Opportunites Fund III, L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	17,371,714	23,132,886
Centerbridge Capital Partners III-A, L.P.*[1,2,3,5]	Limited Partnership Interest	3/30/2023	1,459,944	2,039,434
Gasherbrum Fund I, L.P.*[1,5,6]	Limited Partnership Interest	11/27/2023	40,000,000	45,149,070
GoldPoint Mezzanine Partners IV, L.P.*[1,2,5,9]	Limited Partnership Interest	6/30/2023	3,565,645	4,968,927
ICG North American Private Debt Fund II, L.P.*[1,2,5,9]	Limited Partnership Interest	7/13/2023	3,183,259	4,223,824
MDCP Insurance SPV, L.P.*[1,2,3,5]	Limited Partnership Interest	6/28/2023	11,172,664	15,662,223
Paddington Partners 3, L.P.*[1,2,5]	Limited Partnership Interest	12/21/2023	-	-
TA XII-B, L.P.*[1,2,3,5]	Limited Partnership Interest	3/30/2023	2,482,792	3,196,205
TA XIII-B, L.P.*[1,2,3,5]	Limited Partnership Interest	3/30/2023	1,304,474	1,589,704
The Resolute Fund IV, L.P.*[1,2,5,6]	Limited Partnership Interest	12/28/2023	43,895,400	49,658,996
The Resolute II Continuation Fund, L.P.*[1,2,3,5]	Limited Partnership Interest	8/20/2021	5,288,093	8,768,787
Wind Point Partners IX-A, L.P.*[1,2,5,6]	Limited Partnership Interest	12/29/2023	20,177,148	23,346,112
Wind Point Partners VIII-A, L.P.*[1,2,5,9]	Limited Partnership Interest	12/29/2023	9,351,734	12,849,867
Total Diversified Financials				234,529,576

Financial Services - 1.7%
SCP Harbor, L.P.*[1,2,5,6]	Preferred Equity	10/13/2023	13,863,419	23,291,516

Growth Equity - 3.17%
10K Lakes Fund II, L.P.*[1,2,3,5]	Limited Partnership Interest	10/27/2021	1,814,720	1,251,458
Everstone Capital Partners III, L.P.*[1,2,5]	Limited Partnership Interest	10/15/2020	3,895,678	6,595,345
L Catterton Growth IV L.P.*[1,2,3,5]	Limited Partnership Interest	3/31/2021	6,852,157	7,039,018
Motive IC SAS-A, L.P.*[1,3,5]	Limited Partnership Interest	6/28/2021	2,819,755	4,574,858
NewView Capital Special Opportunities Fund I, L.P.*[1,2,5]	Limited Partnership Interest	10/23/2020	11,711,379	24,032,508
Total Growth Equity				43,493,187

Healthcare & Business Services - 2.74%
Eversecure PTE. LTD.*[1,3,5] (5,000,000 Series A Preference shares)	Limited Partnership Interest	5/4/2022	5,000,000	5,246,290
NewView Capital Special Opportunities Fund III, L.P.*[1,2,5,6]	Limited Partnership Interest	12/13/2023	19,400,000	26,944,444
TDP Western Veterinary Co-Invest Fund A L.P.*[1,3,5]	Preferred Equity	3/15/2023	3,375,000	5,433,115
Total Healthcare & Business Services				37,623,849

Information Technology - 0.47%
ZMC II Extended Value Fund, L.P.*[1,2,3,5]	Limited Partnership Interest	8/19/2021	5,179,341	6,431,631

Manufacturing - 1.82%
VSC EV3 (Parallel), L.P.*[1,2,5,6]	Limited Partnership Interest	12/19/2023	22,070,442	24,992,444

Professional Services - 1.27%
Hockey Parent Holdings, L.P.*[1,5,6] (175,000.65 units)	Class A Units	9/14/2023	17,500,065	17,500,065

Technology - 2.03%
Insight Venture Partners Coinvestment Fund III, L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	19,203	28,657
Insight Venture Partners Coinvestment Fund (Delaware) III L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	925,056	1,381,453
Insight Venture Partners Growth-Buyout Coinvestment Fund L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	226,804	334,455
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	3,439,608	4,947,510
Insight Venture Partners VIII (Co-Investors), L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	371,143	606,764
Insight Venture Partners IX L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	183,612	271,955
Insight Venture Partners (Cayman) VIII, L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	4,757,169	7,782,656
Insight Venture Partners (Cayman) IX, L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	8,672,208	12,484,617
Total Technology				27,838,067
Total North America				532,793,072

South America - 0.11%
Diversified Financials - 0.11%
Advent Latin American Private Equity Fund IV-E L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	60,627	198,796
Advent Latin American Private Equity Fund V L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	41,002	371,218
Southern Cross Latin America Extension Fund IV L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	136,530	417,275
Victoria South American Partners II L.P.*[1,2,5,6]	Limited Partnership Interest	9/29/2023	283,225	477,732
Total Diversified Financials				1,465,021
Total South America				1,465,021

Western Europe - 2.22%
Corporate Finance/Buyout - 0.53%
Waterland Strategic Opportunities Fund I, C.V.*[1,2,3,5,7]	Limited Partnership Interest	4/22/2021	3,359,086	7,238,796

Diversified Financials - 1.17%
CVC Capital Partners VI (A) L.P.*[1,2,3,5,7]	Limited Partnership Interest	3/30/2023	1,749,680	2,127,759
CVC Capital Partners VII (A) L.P.*[1,2,3,5,7]	Limited Partnership Interest	3/30/2023	4,133,899	5,243,497
CVC Capital Partners VIII (A) L.P.*[1,2,3,5,7]	Limited Partnership Interest	3/30/2023	1,695,558	1,916,239
CVC European Equity Partners V (A) L.P.*[1,2,3,5,7]	Limited Partnership Interest	3/30/2023	14,367	18,808
CVC European Equity Partners V (B) L.P.*[1,2,3,5,7]	Limited Partnership Interest	3/30/2023	36,080	47,020
WPEF VI Feeder L.P.*[1,2,5,6,7]	Limited Partnership Interest	9/29/2023	3,136,344	3,984,918
WPEF VII Feeder L.P.*[1,2,5,6,7]	Limited Partnership Interest	9/29/2023	1,972,120	1,994,593
Sagard 3, FCPI*[1,2,3,5,7]	Limited Partnership Interest	7/23/2021	469,566	479,711
Sagard 4, FCPI*[1,2,3,5,7]	Limited Partnership Interest	9/3/2021	200,871	216,755
Total Diversified Financials				16,029,300

Logistics - 0.19%
Verdane AB-IB Co-Invest AB*[1,2,3,5,7]	Limited Partnership Interest	3/20/2022	5,336,892	2,553,526

Technology Solutions - 0.3%
ECI 11 L.P.*[1,2,5,6,7]	Limited Partnership Interest	9/29/2023	3,114,275	4,090,372

Telecommunications - 0.03%
ECI 10 A L.P.*[1,5,6,7]	Limited Partnership Interest	9/29/2023	-	482,747
Total Western Europe				30,394,741
Total Secondary Funds			457,512,999	603,027,068

	Interest rate	Principal Value	Shares	Cost	Fair Value
Short Term Investments - 35.7%
UMB Bank, Money Market Fiduciary Deposit Investment	0.01%[10]	120,591,447	N/A	120,591,447	120,591,447
UMB Bank, Money Market Special II Deposit Investment[3,6,8,9,11]	5.18%[10]	368,995,990	N/A	368,995,990	368,995,990
Total Short Term Investments					489,587,437

Total Investments (Cost $1,436,028,924)					1,645,196,460
Liabilities in excess of other assets - (19.94%)					(273,557,709)
Total Net Assets - 100%					$1,371,638,751

LIBOR - London Interbank Offered Rate (One month rate was 5.4692% at December 31, 2023)

SOFR - Secured Overnight Financing Rate (Rate was 5.38% at December 31, 2023)

3M CME Term SOFR - Chicago Mercantile Exchange forward looking measure of SOFR for three months (Rate was 5.40674% at December 31, 2023)

†	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary Investments are portfolios of assets purchased on the secondary market.
^	Investments do not issue shares except where listed.
#	The Fair Value is estimated by the Valuation Designee (defined below) using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment or Secondary Investment or the Fair Value of the Fund’s interest in such Direct Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see notes to financial statements for further details regarding the valuation policy of the Fund.
*	Investment is non-income producing.
[1]	Restricted security.
[2]	Investment has been committed to but has not been fully funded by the Fund.
[3]	All or a portion of this security is held through HL PAF Holdings, LLC.
[4]	These loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR, (iii) the Certificate of Deposit rate, or (iv) SOFR.
[5]	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
[6]	All or a portion of this security is held through HL PAF Splitter LLC.
[7]	Foreign security denominated in U.S. Dollars.
[8]	All or a portion of this security is held through HL PAF JZ Blocker.
[9]	All or a portion of this security is held through HL PAF Diamondback Blocker.
[10]	The rate is the annualized seven-day yield at year end.
[11]	All or a portion of this security is held through HL PAF DE Blocker LLC.

See accompanying notes to consolidated schedule of investments.

Hamilton Lane Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

Note 1 – Fair Value of Financial Instruments

The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

The Fund’s direct investments are also in private equity credit and equity-related investments that are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these direct investments at estimated fair values, using present value and other subjective valuation techniques. These may include references to market multiples, valuations for comparable companies, public market or private transactions, subsequent developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

The Adviser utilizes a valuation committee, consisting of senior members of the management team, to review and approve the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation consulting services for direct credit and direct equity investments.

For portfolio investments that are publicly traded and for which market quotations are available, valuations are generally based on the closing sales prices, or an average of the closing bid and ask prices, as of the valuation date.

Note 2 – Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in private equity partnerships.

Hamilton Lane Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2023 (Unaudited)

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Fund has designated a Valuation Committee (the “Committee”) comprised of employees of the Adviser to oversee the entire valuation process of the Fund’s investments. The Committee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Committee meets on a monthly basis. The Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Committee has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Committee will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value:

	Level I	Level II	Level III	Total
Assets
Investments
Direct Credit	$-	$-	$131,253,847	$131,253,847
Direct Equity	-	70,066	416,449,646	416,519,712
Short Term Investments	489,587,437	-	-	489,587,437
Total Investments	$489,587,437	$70,066	$547,703,493	$1,037,360,996

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) certain Direct Equity and Secondary Investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $607,835,464 are excluded from the fair value hierarchy as of December 31, 2023.